Investment Strategy - First Trust Bloomberg Nuclear Power ETF	Jul. 14, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Bloomberg Index Services Limited (the “Index Provider”).According to the Index Provider, the Index is constructed to track the performance of companies that are exposed to nuclear power utilizing data from Bloomberg Intelligence ("BI"). All companies comprising the Index belong to the "Nuclear Power ecosystem," as defined by BI. Of the companies comprising the Nuclear Power ecosystem, the Index selects up to the top 50 companies based on a combination of the Revenue Assessment and market capitalization.The Index’s starting universe consists of all the securities comprising the Bloomberg World Aggregate Universe, which is a comprehensive suite of benchmark indices tracking the top 99% of the available free float market capitalization in 47 developed and emerging market countries. In order to be included in the Index, a security must be classified as comprising the Nuclear Power ecosystem, as determined by BI. BI applies a review and analysis process across the identified universe to inform BI’s view on each company’s current, and potential near-term, relevancy to the Nuclear Power ecosystem across two core categories: (1) revenue exposure and (2) theme exposure. BI assesses a company’s revenue exposure and theme exposure through a “Revenue Assessment” and “Theme Assessment,” respectively. The Index Provider assigns a company into a “Gold Tier,” “Silver Tier” or “Bronze Tier” based on the combined Revenue Assessment and Theme Assessment (the sum of both assessments) using data from BI. Only companies in the Gold Tier, exhibiting the highest exposure to the Nuclear Power ecosystem, are eligible for inclusion in the Index.The Revenue Assessment reflects BI’s view of a company’s near-term (i.e., 3 to 5 years) revenue exposure to the Nuclear Power ecosystem. A Revenue Assessment of “1” reflects BI’s assessment that a company may have at least 50% of its total revenue exposed to the Nuclear Power ecosystem, an assessment of “2” means 20-50% and an assessment of “3” means BI views less than 20% of a company’s total revenue exposure is to the Nuclear Power ecosystem.The Theme Assessment aims to capture each company’s positioning and ability to execute within the Nuclear Power ecosystem competitive landscape. The Theme Assessment relies on the availability of fundamental data for each company and on BI analysts’ expertise and history following industries and companies. To support the Theme Assessment process, BI captures a series of data points across companies to inform a perspective on relevant issues, including a company’s potential ability to ramp production, relevant capital allocation trends, current relationship and reputation with customers, and access to capital. Quantitative operational data is used to assess companies wherever possible, but BI analyst assessment of other publicly available company information and industry knowledge is also considered. A Theme Assessment of “1” means a company is viewed as having the highest exposure to the “Nuclear Power” theme, an assessment of “2” means medium exposure and an assessment of “3” means lowest exposure.In order to be eligible for inclusion in the Gold Tier, companies must have a combined Revenue Assessment and Theme Assessment of between 2 and 4.Within the Gold Tier, companies must also belong to one of the "Exposure Categories" defined below within the Nuclear Power ecosystem, as determined by BI, in order to be eligible for inclusion in the Index.Exposure Categories●Power Generation: Companies that are regulated utilities and merchant-power producers that operate nuclear-generation assets.●Uranium: Companies involved in mining and enrichment of uranium for use in nuclear fuel.●Equipment & engineering, procurement and construction (EPC): Companies engaged in engineering or construction services for nuclear power plants, reactor manufacturing, managing nuclear waste, or providing other equipment or services for nuclear power generation.To be eligible for the Index, a security must also meet minimum issuer free float market capitalization and liquidity requirements and be listed on a Bloomberg Global Equity Index (excluding the Shanghai or Shenzhen Stock Connect exchanges). “Issuer free float market capitalization” refers to the aggregate market capitalization (meaning share price multiplied by the number of shares readily available in the market) of the securities for a particular issuer. One security per issuer is permitted. If an issuer has multiple securities, then the security currently in the Index will take precedence if it has met all other criteria for eligibility. Otherwise, the security with the highest 90-day average daily value traded is eligible for inclusion in the Index. From this list of eligible securities within the Gold Tier, the securities with a Revenue Assessment of 1 (i.e., the highest Revenue Assessment) are selected for inclusion in order of largest to smallest free float market capitalization. If there are less than 50 securities selected, securities with a Revenue Assessment of 2 are selected in descending order of free float market capitalization. If there are still less than 50 securities, those with a Revenue Assessment of 3 are selected in descending order of free float market capitalization. The Index selects up to the top 50 securities for inclusion from the sorted list. Each security selected for inclusion in the Index is defined as a “Nuclear Power company.” Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Nuclear Power companies. The Fund will select up to 50 companies for inclusion in its portfolio.The Index is modified market capitalization weighted where the market capitalization of a company is adjusted for its Revenue Assessment and issuer free float market capitalization. No security's weight shall exceed 4.5% and no security's weight shall be below 0.25%. Tracking stocks are also eligible for inclusion in the Index, but the Fund expects that substantially all of its investments will be in common stocks and depositary receipts. A tracking stock is an equity security issued by a parent company that tracks the financial performance of a particular segment or division and trades in the open market separately from the parent company’s stock. The Index may be composed of common stocks and depositary receipts and may contain developed or emerging market securities that trade on non-U.S. exchanges and are denominated in non-U.S. dollar currencies.The Index is rebalanced and reconstituted quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of May 31, 2025, the Index was composed of 39 securities and had significant exposure to industrials companies and utilities companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of May 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of May 31, 2025, the Index was composed of 39 securities and had significant exposure to industrials companies and utilities companies, although this may change from time to time.